Segment Reporting (Schedule Of Information Of Total Assets On Segment Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 19,129,356	$ 13,326,051
Global Wealth Management [Member]
Segment Reporting Information [Line Items]
Total assets	16,065,503	10,519,575
Institutional Group [Member]
Segment Reporting Information [Line Items]
Total assets	2,657,183	2,193,781
Other [Member]
Segment Reporting Information [Line Items]
Total assets	$ 406,670	$ 612,695